UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: January 31, 2018

Date of reporting period: April 30, 2017

Item 1.	Schedule of Investments

Schedule of Investments	April 30, 2017 (Unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 94.1%
Aerospace & Defense — 1.8%
HEICO	200,000	$14,214

Total Aerospace & Defense		14,214

Banks — 12.9%
FCB Financial Holdings, Cl A *	220,000	10,395
International Bancshares	300,000	11,220
LegacyTexas Financial Group	300,000	11,343
Prosperity Bancshares	150,000	10,080
ServisFirst Bancshares	380,000	14,364
Southside Bancshares	230,000	7,986
Synovus Financial	300,000	12,540
Trustmark	360,000	11,959
United Community Banks	450,000	12,307

Total Banks		102,194

Broadcasting, Newspapers and Advertising — 1.2%
Gray Television *	650,000	9,523

Total Broadcasting, Newspapers and Advertising		9,523

Building & Construction — 2.9%
Beazer Homes USA *	625,000	7,756
TopBuild *	300,000	15,357

Total Building & Construction		23,113

Chemicals — 3.7%
Kraton *	300,000	9,813
Platform Specialty Products *	780,000	11,053
Rayonier Advanced Materials	650,000	8,612

Total Chemicals		29,478

Commercial Services — 1.2%
Insperity	105,000	9,592

Total Commercial Services		9,592

Computer Software — 3.5%
Ebix	220,000	13,574
RealPage *	380,000	14,079

Total Computer Software		27,653

Computers & Services — 1.2%
Cardtronics *	240,000	9,979

Total Computers & Services		9,979

Data Processing & Outsourced Services — 1.0%
FTI Consulting *	230,000	7,956

Total Data Processing & Outsourced Services		7,956

Electrical Utilities — 1.4%
El Paso Electric	220,000	11,352

Total Electrical Utilities		11,352

Electronic Components & Equipment — 1.6%
Tech Data *	135,000	12,913

Total Electronic Components & Equipment		12,913

Description	Shares	Value (000)
Engineering Services — 1.7%
MasTec *	300,000	$13,245

Total Engineering Services		13,245

Financial Services — 1.0%
Westwood Holdings Group	140,000	7,812

Total Financial Services		7,812

Food, Beverage & Tobacco — 5.3%
Fresh Del Monte Produce	190,000	11,647
National Beverage	200,000	17,718
Sanderson Farms	110,000	12,736

Total Food, Beverage & Tobacco		42,101

Gas & Natural Gas — 1.6%
Atmos Energy	156,000	12,639

Total Gas & Natural Gas		12,639

Hotels & Lodging — 2.7%
La Quinta Holdings *	500,000	7,055
Marriott Vacations Worldwide	130,000	14,323

Total Hotels & Lodging		21,378

Insurance — 5.7%
American National Insurance	80,000	9,354
Amerisafe	200,000	11,510
Primerica	170,000	14,246
Universal Insurance Holdings	400,000	10,420

Total Insurance		45,530

Leasing & Renting — 1.3%
Aaron’s	300,000	10,782

Total Leasing & Renting		10,782

Machinery — 1.8%
Alamo Group	180,000	14,231

Total Machinery		14,231

Medical Products & Services — 4.7%
Halyard Health *	200,000	7,900
HealthSouth	200,000	9,380
Integer Holdings *	200,000	7,350
US Physical Therapy	190,000	12,464

Total Medical Products & Services		37,094

Metals & Mining — 1.3%
Commercial Metals	550,000	10,252

Total Metals & Mining		10,252

Paper & Paper Products — 2.6%
Neenah Paper	150,000	11,753
Schweitzer-Mauduit International	200,000	8,610

Total Paper & Paper Products		20,363

Petroleum & Fuel Products — 10.7%
Callon Petroleum *	600,000	7,104
Diamondback Energy *	110,000	10,983
Energen *	200,000	10,398
McDermott International *	1,650,000	10,791
Newfield Exploration *	210,000	7,270
Oasis Petroleum *	650,000	7,761

1

Schedule of Investments	April 30, 2017 (Unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)
Petroleum & Fuel Products — (continued)
Oceaneering International	280,000	$7,389
Oil States International *	240,000	7,140
Patterson-UTI Energy	400,000	8,658
Range Resources	280,000	7,417

Total Petroleum & Fuel Products		84,911

Petroleum Refining — 1.0%
HollyFrontier	290,000	8,161

Total Petroleum Refining		8,161

Real Estate Investment Trust — 7.1%
Columbia Property Trust	370,000	8,325
Cousins Properties	970,000	8,235
EastGroup Properties	140,000	10,955
Lamar Advertising, Cl A	160,000	11,531
Medical Properties Trust	570,000	7,450
Summit Hotel Properties	600,000	9,918

Total Real Estate Investment Trust		56,414

Retail — 8.2%
Dave & Buster’s Entertainment *	230,000	14,722
DXP Enterprises *	270,000	9,850
Francesca’s Holdings *	470,000	7,417
Pool	100,000	11,962
Rush Enterprises, Cl A *	230,000	8,682
Ruth’s Hospitality Group	620,000	12,338

Total Retail		64,971

Semi-Conductors & Instruments — 1.8%
Cirrus Logic *	220,000	14,157

Total Semi-Conductors & Instruments		14,157

Transportation Services — 3.2%
Kirby *	120,000	8,472
Saia *	190,000	9,148
Trinity Industries	280,000	7,532

Total Transportation Services		25,152

Total Common Stock (Cost $514,727 (000))		747,160

Registered Investment Company — 3.5%
Exchange Traded Fund — 3.5%
iShares Russell 2000 ETF	200,000	27,812

Total Exchange Traded Funds		27,812

Total Registered Investment Company (Cost $28,187 (000))		27,812

Cash Equivalent (A) — 3.3%
Federated Government Obligations Fund, Cl I, 0.670%	26,290,465	26,290

Total Cash Equivalent (Cost $26,290 (000))		26,290

Total Investments — 100.9% (Cost $569,204 (000)) †		$801,262

Percentages are based on net assets of $794,407 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2017.

Cl — Class

ETF — Exchange Traded Fund

† At April 30, 2017, the tax basis cost of the Fund’s investments was $569,204 (000), and the unrealized appreciation and depreciation were $237,100 (000) and $(5,042) (000), respectively.

As of April 30, 2017, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-002-1800

2

Schedule of Investments	April 30, 2017 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Face Amount (000)	Value (000)

Corporate Bonds — 34.2%
Automotive — 1.8%
American Axle & Manufacturing
6.625%, 10/15/22	$500	$515
General Motors Financial
5.250%, 03/01/26	500	539

Total Automotive		1,054

Banks — 0.8%
JPMorgan Chase (A)(B)
6.750%, 08/29/49	400	451

Total Banks		451

Broadcasting, Newspapers and Advertising — 0.9%
AMC Networks
5.000%, 04/01/24	500	507

Total Broadcasting, Newspapers and Advertising		507

Building & Construction — 1.8%
PulteGroup
5.500%, 03/01/26	500	528
Standard Industries (C)
5.375%, 11/15/24	500	521

Total Building & Construction		1,049

Cable/Media — 3.2%
Charter Communications Operating
4.908%, 07/23/25	500	536
CSC Holdings (C)
5.500%, 04/15/27	500	517
Sirius XM Radio (C)
6.000%, 07/15/24	500	535
Viacom (A)
6.250%, 02/28/57	250	256

Total Cable/Media		1,844

Chemicals — 1.0%
Blue Cube Spinco
9.750%, 10/15/23	500	605

Total Chemicals		605

Computers & Services — 1.8%
First Data (C)
5.000%, 01/15/24	500	511
Western Digital (C)
7.375%, 04/01/23	500	548

Total Computers & Services		1,059

Entertainment — 2.7%
Boyd Gaming
6.375%, 04/01/26	500	539
International Game Technology (C)
6.500%, 02/15/25	500	547
Penn National Gaming (C)
5.625%, 01/15/27	500	504

Total Entertainment		1,590

Financial Services — 1.8%
Ally Financial
5.750%, 11/20/25	500	512

Description	Face Amount (000)	Value (000)
Financial Services — (continued)
KCG Holdings (C)
6.875%, 03/15/20	$500	$520

Total Financial Services		1,032

Food, Beverage & Tobacco — 2.7%
Alliance One International (C)
8.500%, 04/15/21	500	519
Land O’ Lakes (B)(C)
8.000%, 12/29/49	500	535
Vector Group (C)
6.125%, 02/01/25	500	517

Total Food, Beverage & Tobacco		1,571

Gas & Natural Gas — 1.5%
Denbury Resources
6.375%, 08/15/21	500	396
Teekay
8.500%, 01/15/20	500	495

Total Gas & Natural Gas		891

Industrials — 0.8%
General Electric
5.000%, 12/29/49	447	470

Total Industrials		470

Insurance — 0.9%
Prudential Financial (A)
5.375%, 05/15/45	500	528

Total Insurance		528

Medical Products & Services — 2.7%
Centene
6.125%, 02/15/24	500	539
DaVita
5.000%, 05/01/25	500	504
Tenet Healthcare
6.000%, 10/01/20	500	526

Total Medical Products & Services		1,569

Paper & Related Products — 0.9%
Tembec Industries (C)
9.000%, 12/15/19	500	511

Total Paper & Related Products		511

Pharmaceuticals — 0.9%
Valeant Pharmaceuticals (C)
6.500%, 03/15/22	500	512

Total Pharmaceuticals		512

Pipelines — 0.9%
Cheniere Corpus Christi Holdings (C)
5.875%, 03/31/25	500	533

Total Pipelines		533

Real Estate Investment Trust — 1.8%
Avison Young Canada (C)
9.500%, 12/15/21	500	494

3

Schedule of Investments	April 30, 2017 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Face Amount (000)/Shares	Value (000)
Real Estate Investment Trust — (continued)
GLP Capital
5.375%, 04/15/26	$500	$528

Total Real Estate Investment Trust		1,022

Retail — 1.6%
Guitar Center (C)
6.500%, 04/15/19	500	427
Levi Strauss
5.000%, 05/01/25	500	515

Total Retail		942

Telecommunication Services — 1.8%
Intelsat Jackson Holdings (C)
8.000%, 02/15/24	500	538
Level 3 Financing
5.375%, 08/15/22	500	516

Total Telecommunication Services		1,054

Telephones & Telecommunication — 1.7%
Frontier Communications
8.750%, 04/15/22	495	478
SBA Communications (C)
4.875%, 09/01/24	500	504

Total Telephones & Telecommunication		982

Total Corporate Bonds (Cost $19,482 (000))		19,776

Registered Investment Companies — 26.2%
Exchange Traded Funds — 14.3%
Alerian MLP ETF	627,790	7,910
PowerShares Preferred Portfolio	25,878	387

Total Exchange Traded Funds		8,297

Open-End Funds — 11.8%
BlackRock Funds II - Floating Rate Income Portfolio, Institutional Class	265,973	2,724
BlackRock High Yield Portfolio, Institutional Class	528,047	4,108

Total Open-End Funds		6,832

Total Registered Investment Companies (Cost $14,619 (000))		15,129

Common Stock — 19.8%
Automotive — 0.4%
Ford Motor	8,700	100
General Motors	3,100	107

Total Automotive		207

Banks — 0.8%
New York Community Bancorp	5,653	75
Northwest Bancshares	8,240	133
People’s United Financial	6,388	111
Valley National Bancorp	10,511	124

Total Banks		443

Chemicals — 0.2%
LyondellBasell Industries, Cl A	1,270	108

Total Chemicals		108

Description	Shares	Value (000)
Computers & Services — 0.4%
Comtech Telecommunications	8,889	$124
Seagate Technology	2,870	121

Total Computers & Services		245

Consumer Electronics — 0.3%
Garmin	2,940	149

Total Consumer Electronics		149

Containers & Packaging — 0.3%
Greif, Cl A	3,250	191

Total Containers & Packaging		191

Drugs — 0.2%
AbbVie	1,790	118

Total Drugs		118

E-Commerce — 0.2%
PetMed Express	6,170	143

Total E-Commerce		143

Electrical Utilities — 2.3%
AES	9,530	108
Ameren	2,405	131
Avista	3,045	123
Consolidated Edison	1,550	123
Duke Energy	1,390	115
Entergy	1,473	112
Exelon	3,155	109
FirstEnergy	2,980	89
Hawaiian Electric Industries	3,340	112
PPL	3,095	118
Public Service Enterprise	2,430	107
Southern	2,220	111

Total Electrical Utilities		1,358

Entertainment — 0.2%
New Media Investment Group	8,210	108

Total Entertainment		108

Financial Services — 0.2%
Greenhill	4,340	110

Total Financial Services		110

Food, Beverage & Tobacco — 0.5%
Altria Group	1,838	132
Philip Morris International	1,220	135

Total Food, Beverage & Tobacco		267

Household Products — 0.2%
Tupperware Brands	1,810	130

Total Household Products		130

Insurance — 0.4%
Old Republic International	5,910	122
Safety Insurance Group	1,859	135

Total Insurance		257

4

Schedule of Investments	April 30, 2017 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares	Value (000)
Medical Products & Services — 0.1%
Meridian Bioscience	5,570	$82

Total Medical Products & Services		82

Office Furniture & Fixtures — 0.2%
Pitney Bowes	6,960	92

Total Office Furniture & Fixtures		92

Paper & Paper Products — 0.4%
Domtar	2,790	111
Schweitzer-Mauduit International *	2,858	123

Total Paper & Paper Products		234

Petroleum & Fuel Products — 0.4%
Chevron	1,180	126
Helmerich & Payne	1,810	110

Total Petroleum & Fuel Products		236

Petroleum Refining — 0.4%
HollyFrontier	3,560	100
Valero Energy	1,980	128

Total Petroleum Refining		228

Pharmaceuticals — 0.2%
Pfizer	2,910	99

Total Pharmaceuticals		99

Real Estate Investment Trust — 10.2%
Apple Hospitality	5,730	107
Brandywine Realty Trust	6,780	115
Care Capital Properties	4,052	109
CBL & Associates Properties	10,870	101
Colony NorthStar, Cl A	8,809	115
Columbia Property Trust	5,080	114
CoreCivic	3,135	108
Corporate Office Properties Trust	3,925	129
DDR	6,120	66
DiamondRock Hospitality	11,930	131
Digital Realty Trust	1,110	128
DuPont Fabros Technology *	2,480	128
EastGroup Properties *	1,640	128
EPR Properties	1,500	109
Gaming and Leisure Properties *	3,190	111
GEO Group	4,763	159
HCP *	3,200	100
Healthcare Realty Trust *	3,315	109
Healthcare Trust of America, Cl A *	3,490	111
Highwoods Properties	5	—
Hospitality Properties Trust	4,125	131
Host Hotels & Resorts	6,910	124
Iron Mountain *	2,850	99
Kite Realty Group Trust *	3,900	79
Lamar Advertising, Cl A	1,640	118
LaSalle Hotel Properties	4,610	132
Lexington Realty Trust	11,160	114
Liberty Property Trust *	2,815	114
Medical Properties Trust *	16,045	210
National Retail Properties *	2,350	99
Omega Healthcare Investors	6,725	222
Outfront Media	4,780	125
Pebblebrook Hotel Trust	4,200	125

Description	Shares	Value (000)
Real Estate Investment Trust — (continued)
Piedmont Office Realty Trust, Cl A	5,330	$117
Potlatch	3,070	138
Quality Care Properties *	640	11
Rayonier	4,080	115
Realty Income	1,755	102
Retail Properties of America, Cl A	6,700	89
RLJ Lodging Trust	5,250	113
Ryman Hospitality Properties	2,180	139
Senior Housing Properties Trust	5,620	121
Spirit Realty Capital *	9,260	87
Sunstone Hotel Investors	8,840	132
Uniti Group	4,270	117
Ventas	1,590	102
Washington	3,585	114
Washington Prime Group	10,460	92
Welltower	1,525	109
Weyerhaeuser	3,360	114
WP Carey	1,640	103
Xenia Hotels & Resorts	6,660	116

Total Real Estate Investment Trust		5,901

Retail — 0.5%
GameStop, Cl A	3,450	78
Mattel	4,420	99
Target	2,120	119

Total Retail		296

Specialized Consumer Services — 0.2%
H&R Block *	4,780	118

Total Specialized Consumer Services		118

Telephones & Telecommunication — 0.5%
AT&T	3,035	120
CenturyLink	3,595	93
Verizon Communications	2,160	99

Total Telephones & Telecommunication		312

Total Common Stock (Cost $10,108 (000))		11,432

Preferred Stock — 15.4%
Banks — 1.8%
Bank of America 7.250% *(B)	410	497
Citigroup 6.300% (B)	20,000	535

Total Banks		1,032

Electrical Utilities — 1.7%
Entergy New Orleans
5.500%, 04/01/2066	20,000	519
Southern
5.250%, 10/01/2076	20,000	490

Total Electrical Utilities		1,009

Financial Services — 2.4%
Morgan Stanley 6.875% (A)(B)	20,000	580
PPL Capital Funding 5.900%, 04/30/2073	20,000	519
State Street 5.900% (A)(B)	10,000	281

Total Financial Services		1,380

5

Schedule of Investments	April 30, 2017 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares	Value (000)
Gas & Natural Gas — 0.9%
Teekay LNG Partners 9.000% (B)	20,000	$504

Total Gas & Natural Gas		504

Insurance — 1.7%
AmTrust Financial Services 7.500% (B)	20,000	473
Maiden Holdings North America
8.000%, 03/27/2042	19,000	484

Total Insurance		957

Internet — 0.9%
eBay 6.000%, 02/01/2056	20,000	530

Total Internet		530

Petroleum Refining — 0.9%
NuStar Energy 7.625% * (A)(B)	20,000	507

Total Petroleum Refining		507

Real Estate Investment Trust — 2.6%
DDR 6.250% (B)	20,000	503
Digital Realty Trust 5.875% (B)	20,000	509
Public Storage 5.400% (B)	20,000	511

Total Real Estate Investment Trust		1,523

Telephones & Telecommunication — 0.9%
Quest 6.750% *	20,000	499

Total Telephones & Telecommunication		499

Transportation Services — 0.8%
Costamare 7.625% (B)	20,000	442

Total Transportation Services		442

Wireless Telecommunication Services — 0.9%
United States Cellular 7.250%, 12/01/2063	20,000	533

Total Wireless Telecommunication Services		533

Total Preferred Stock (Cost $8,732 (000))		8,916

Cash Equivalent (D) — 4.0%
Federated Government Obligations Fund, Cl I, 0.670%	2,327,184	2,327

Total Cash Equivalent (Cost $2,327 (000))		2,327

Total Investments — 99.5% (Cost $55,268 (000)) †		$57,580

Percentages are based on net assets of $57,850 (000).

*	Non-income producing security.

(A)	Variable Rate Security – The rate reported is the rate in effect at April 30, 2017.

(B)	Perpetual Maturity

(C)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2017, the value of these securities amounted to $9,293 (000), representing 16.1% of the net assets.

(D)	The rate reported is the 7-day effective yield as of April 30, 2017.

Cl — Class

ETF — Exchange Traded Fund

MLP — Master Limited Partnership

† At April 30, 2017, the tax basis cost of the Fund’s investments was $55,268 (000), and the unrealized appreciation and depreciation were $2,830 (000) and $(518) (000), respectively.

The following is a list of the level of inputs used as of April 30, 2017, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$19,776	$—	$19,776
Registered Investment
Companies	15,129	—	—	15,129
Common Stock	11,432	—	—	11,432
Preferred Stock	3,815	5,101	—	8,916
Cash Equivalent	2,327	—	—	2,327

Total Investments in Securities	$32,703	$24,877	$—	$57,580

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended April 30, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-011-1000

6

Schedule of Investments	April 30, 2017 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)

Common Stock — 94.7%
Australia — 0.9%
BHP Billiton ADR	61,837	$2,201

Total Australia		2,201

Austria — 4.3%
Erste Group Bank	118,299	4,229
Schoeller-Bleckmann Oilfield
Equipment	41,985	2,932
Voestalpine	94,151	3,932

Total Austria		11,093

Brazil — 1.7%
Banco Bradesco ADR	422,879	4,461

Total Brazil		4,461

Canada — 2.4%
Magna International	86,533	3,609
Rogers Communications, Cl B	54,824	2,514

Total Canada		6,123

China — 2.0%
Anhui Conch Cement, Cl H	886,000	3,104
BYD, Cl H	366,500	2,161

Total China		5,265

Colombia — 1.2%
Bancolombia ADR	77,787	3,072

Total Colombia		3,072

Czech Republic — 0.9%
Komercni Banka	57,374	2,223

Total Czech Republic		2,223

France — 4.9%
Safran	56,067	4,641
Societe Generale	70,098	3,833
Sodexo	33,596	4,269

Total France		12,743

Germany — 1.8%
Continental	20,578	4,605

Total Germany		4,605

Hong Kong — 4.4%
China Life Insurance, Cl H	1,925,000	5,854
Orient Overseas International	456,200	2,434
Shanghai Fosun Pharmaceutical
Group, Cl H	844,500	3,187

Total Hong Kong		11,475

India — 4.5%
HDFC Bank ADR	86,586	6,893
ICICI Bank ADR	543,830	4,661

Total India		11,554

Description	Shares	Value (000)
Indonesia — 0.9%
Indofood Sukses Makmur	3,764,400	$2,365

Total Indonesia		2,365

Ireland — 2.8%
Shire	121,493	7,131

Total Ireland		7,131

Italy — 1.9%
Prysmian	171,619	4,954

Total Italy		4,954

Japan — 5.5%
Denso	140,900	6,066
Hitachi	561,000	3,096
Secom	70,100	5,085

Total Japan		14,247

Mexico — 1.6%
Grupo Financiero Banorte, Cl O	703,800	4,029

Total Mexico		4,029

Netherlands — 2.6%
Heineken	44,599	3,975
Royal Dutch Shell, Cl A	104,759	2,724

Total Netherlands		6,699

Norway — 5.1%
DNB *	384,407	6,018
Norsk Hydro	665,782	3,808
StatoilHydro ADR	207,331	3,406

Total Norway		13,232

Panama — 2.6%
Carnival	110,241	6,810

Total Panama		6,810

Singapore — 2.3%
DBS Group Holdings	268,000	3,710
United Industrial	1,014,600	2,294

Total Singapore		6,004

South Korea — 3.1%
Hyundai Mobis	16,078	3,137
Samsung Electronics	2,493	4,888

Total South Korea		8,025

Spain — 3.2%
Amadeus IT Group, Cl A	152,711	8,232

Total Spain		8,232

Sweden — 1.4%
Getinge, Cl B	191,164	3,737

Total Sweden		3,737

Switzerland — 6.0%
Credit Suisse Group ADR	226,635	3,458
Novartis ADR	79,540	6,127

7

Schedule of Investments	April 30, 2017 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)
Switzerland — (continued)
Roche Holding	23,217	$6,071

Total Switzerland		15,656

Taiwan — 5.3%
Advanced Semiconductor Engineering	3,360,753	4,227
Hon Hai Precision Industry	1,613,100	5,283
Taiwan Semiconductor Manufacturing	637,000	4,106

Total Taiwan		13,616

Turkey — 1.2%
Akbank	1,168,192	3,126

Total Turkey		3,126

United Kingdom — 11.0%
Barclays	2,261,267	6,210
Diageo	194,434	5,651
HSBC Holdings	568,852	4,684
ITV	1,540,712	4,186
Rio Tinto ADR	89,249	3,554
Worldpay Group (A)	1,077,441	4,182

Total United Kingdom		28,467

United States — 9.3%
Core Laboratories	50,846	5,635
Everest Re Group	23,045	5,801
ICON *	107,219	9,058
Teva Pharmaceutical Industries ADR	113,538	3,586

Total United States		24,080

Total Common Stock (Cost $186,028 (000))		245,225

Cash Equivalents (B) — 5.4%
Dreyfus Government Cash Management, Cl I, 0.690%	11,775,366	11,775
Federated Government Obligations Fund, Cl I, 0.670%	2,263,002	2,263

Total Cash Equivalents (Cost $14,038 (000))		14,038

Total Investments — 100.1% (Cost $200,066 (000)) †		$259,263

Percentages are based on net assets of $259,035 (000).

*	Non-income producing security.
(A)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2017, the value of these securities amounted to $4,182 (000), representing 1.6% of the net assets.
(B)	The rate reported is the 7-day effective yield as of April 30, 2017.

ADR — American Depositary Receipt

Cl — Class

† At April 30, 2017, the tax basis cost of the Fund’s investments was $200,066 (000), and the unrealized appreciation and depreciation were $66,430 (000) and $(7,233) (000), respectively.

As of April 30, 2017, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-003-1800

8

Schedule of Investments	April 30, 2017 (Unaudited)

HANCOCK HORIZON DYNAMIC ASSET ALLOCATION FUND

Description	Shares	Value (000)

Registered Investment Companies — 98.1%
Exchange Traded Funds — 98.1%
Alerian MLP ETF	4,050	$51
Barclays International Treasury Bond SPDR ETF	620	17
First Trust North American Energy Infrastructure Fund	4,950	125
iShares 20+ Year Treasury Bond ETF	360	44
iShares Commodities Select Strategy ETF	1,350	45
iShares Core S&P 500 ETF	1,565	376
iShares Core U.S. Aggregate Bond ETF	2,670	292
iShares iBoxx $ High Yield Corporate Bond ETF	820	72
iShares iBoxx Investment Grade Corporate Bond ETF	910	108
iShares MSCI EAFE Index Fund	3,440	219
iShares MSCI EAFE Small-Capital ETF	1,280	72
iShares MSCI Emerging Markets ETF	6,400	256
iShares MSCI Frontier 100 ETF	2,530	73
iShares MSCI Global Gold Miners ETF	4,030	74
iShares Russell 2000 ETF	1,300	181
iShares U.S. Preferred Stock ETF	410	16
PowerShares Senior Loan Portfolio	4,660	108
SPDR S&P Emerging Markets SmallCap ETF	1,575	73
VanEck Vectors JPMorgan EM Local Currency Bond ETF	7,890	147
Vanguard Global ex-U.S. Real Estate ETF	2,690	146
Vanguard REIT ETF	3,050	253

Total Exchange Traded Funds		2,748

Total Registered Investment Companies (Cost $2,585 (000))		2,748

Cash Equivalent (A) — 4.8%
Federated Government Obligations Fund, Cl I, 0.670%	134,247	134

Total Cash Equivalent (Cost $134 (000))		134

Total Investments — 102.9% (Cost $2,719 (000)) †		$2,882

Percentages are based on net assets of $2,800 (000).

(A)	The rate reported is the 7-day effective yield as of April 30, 2017.

Cl — Class

EAFE — Europe, Australasia and the Far East

EM — Emerging Market

ETF — Exchange Traded Fund

MLP — Master Limited Partnership

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipts

† At April 30, 2017, the tax basis cost of the Fund’s investments was $2,719 (000), and the unrealized appreciation and depreciation were $168 (000) and $(5) (000), respectively.

As of April 30, 2017, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-013-0400

9

Schedule of Investments	April 30, 2017 (Unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 88.7%
Australia — 9.7%
Australian Pharmaceutical Industries	15,700	$26
Aveo Group	106,600	251
BlueScope Steel	23,000	201
Charter Hall Group	70,300	299
HFA Holdings	82,900	148
Sandfire Resources NL	10,100	44
Whitehaven Coal *	16,500	34
WPP AUNZ	52,200	46

Total Australia		1,049

Belgium — 1.0%
D’ieteren	2,300	112

Total Belgium		112

Canada — 4.6%
Alaris Royalty	16,000	255
Canfor *	3,100	47
Centerra Gold	8,900	46
High Arctic Energy Services	7,600	27
Hudbay Minerals	5,200	31
Kirkland Lake Gold	4,900	34
Lucara Diamond	12,300	28
Supremex	8,100	29

Total Canada		497

Finland — 0.8%
Martela	3,500	48
Outokumpu	4,300	41

Total Finland		89

France — 5.1%
Derichebourg	10,700	51
Faurecia	500	24
Fountaine Pajot	600	53
Groupe Fnac *	2,900	204
Ipsen	800	93
Nexans	700	39
Technicolor	5,000	25
Valeo	800	58

Total France		547

Germany — 1.9%
CropEnergies	14,605	144
Deutz	6,089	47
Grammer	316	19

Total Germany		210

Description	Shares	Value (000)
Hong Kong — 3.8%
Chaowei Power Holdings	38,000	$24
Hisense Kelon Electrical Holdings, Cl A	150,000	211
Kingboard Chemical Holdings	12,000	43
PCCW	101,000	57
Tianneng Power International	86,000	75

Total Hong Kong		410

Israel — 0.3%
Reit 1	9,705	33

Total Israel		33

Italy — 3.0%
Arnoldo Mondadori Editore *	22,100	44
Ascopiave	12,000	47
DiaSorin	2,000	149
Snaitech *	23,200	35
Vittoria Assicurazioni	4,000	54

Total Italy		329

Japan — 19.4%
Daiichi Jitsugyo	37,400	235
Daiwabo Holdings	11,000	39
Diamond Dining	1,700	32
G-Tekt	2,600	46
Hosokawa Micron	1,840	68
Inaba Denki Sangyo	600	22
Ishihara Sangyo Kaisha *	2,000	20
Janome Sewing Machine	6,400	45
Kasai Kogyo	12,300	152
LEC	2,400	48
Meiko Electronics	10,500	81
Nakayama Steel Works	5,400	34
Nanto Bank	400	15
Nichireki	5,400	47
Nippon Light Metal Holdings	15,200	34
Nishimatsuya Chain	1,500	16
Nissin	20,000	67
Nittetsu Mining	1,500	80
Osaki Electric	3,300	27
Punch Industry	4,600	45
Ryobi	8,100	36
San-Ai Oil	9,800	83
Sanyo Denki	13,500	111
Sanyo Special Steel	37,900	208
Sekisui Plastics	5,000	36
Shinagawa Refractories	5,400	15
Shinko Plantech	10,800	81
Shizuoka Gas	4,800	33
Sumitomo Seika Chemicals	300	13

10

Schedule of Investments	April 30, 2017 (Unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

Description	Shares	Value (000)
Japan — (continued)
Taiho Kogyo, Cl A	2,500	$33
Takaoka Toko	1,800	27
Tatsuta Electric Wire and Cable	5,200	26
Tsugami	5,700	43
Uchida Yoko	800	18
Unipres	900	19
YAMABIKO	4,400	52
YA-MAN	2,200	107

Total Japan		2,094

Netherlands — 0.7%
AMG Advanced Metallurgical Group	2,300	60
SIF Holding	600	13

Total Netherlands		73

Norway — 5.1%
AF Gruppen	9,900	176
Aker BP	2,500	42
Grieg Seafood	30,000	236
Norway Royal Salmon	2,100	39
Subsea 7	3,200	53

Total Norway		546

Singapore — 5.4%
Best World International	29,000	52
Mapletree Industrial Trust	198,000	255
Valuetronics Holdings	90,000	52
Yanlord Land Group	169,600	226

Total Singapore		585

South Korea — 6.6%
Aekyung Petrochemical	3,145	35
Autech	5,466	53
Daehan Steel	2,990	27
Daeyang Electric *	2,599	32
Danawa	15,449	97
DY POWER	2,974	31
Korea Petrochemical Industries	210	44
Mirae Asset Life Insurance	22,661	110
Oyang	2,724	31
Poongsan	1,320	45
Shin Hwa Contech *	6,840	50
SIMMTECH	3,297	31
Telechips	4,426	50
Visang Education	2,529	33
YeaRimDang Publishing *	8,107	43

Total South Korea		712

Description	Shares	Value (000)
Spain — 1.6%
Cia de Distribucion Integral Logista Holdings	1,400	$33
Gamesa Tecnologica	4,700	102
Hispania Activos Inmobiliarios SOCIMI	2,800	42

Total Spain		177

Sweden — 1.8%
Boliden	1,000	29
Probi	2,500	125
SSAB *	10,800	38

Total Sweden		192

Switzerland — 3.7%
Julius Baer Group Ltd	3,042	159
Liechtensteinische Landesbank	767	38
Lonza Group	788	161
Schweiter Technologies	31	37

Total Switzerland		395

United Kingdom — 13.9%
Amino Technologies	25,800	71
Beazley	41,300	235
BGEO Group	2,000	93
Centamin	58,800	135
Clinigen Group	24,300	276
Conviviality	45,200	178
Crest Nicholson Holdings	7,800	61
Evraz	47,600	134
Indivior	10,800	47
Polypipe Group	8,300	43
SThree	8,900	37
ZPG	40,100	192

Total United Kingdom		1,502

United States — 0.3%
Orbotech *	1,000	33

Total United States		33

Total Common Stock (Cost $8,479 (000))		9,585

Cash Equivalents (A) — 10.8%
Dreyfus Government Cash Management, Cl I, 0.690%	275,766	276
Federated Government Obligations Fund, Cl I, 0.670%	898,383	898

Total Cash Equivalents (Cost $1,174 (000))		1,174

Total Investments — 99.5% (Cost $9,653 (000)) †		$10,759

Percentages are based on net assets of $10,808 (000).

11

Schedule of Investments	April 30, 2017 (Unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

* Non-income producing security.

(A) The rate reported is the 7-day effective yield as of April 30, 2017

Cl — Class

Ltd — Limited

† At April 30, 2017, the tax basis cost of the Fund’s investments was $9,653 (000), and the unrealized appreciation and depreciation were $1,366 (000) and $(260) (000), respectively.

The following is a list of the level of inputs used as of April 30, 2017, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1 (000)	Level 2 † (000)	Level 3 (000)	Total (000)
Common Stock
Australia	$751	$298	$—	$1,049
Belgium	112	—	—	112
Canada	497	—	—	497
Finland	89	—	—	89
France	547	—	—	547
Germany	210	—	—	210
Hong Kong	285	125	—	410
Israel	33	—	—	33
Italy	329	—	—	329
Japan	1,915	179	—	2,094
Netherlands	73	—	—	73
Norway	546	—	—	546
Singapore	585	—	—	585
South Korea	712	—	—	712
Spain	177	—	—	177
Sweden	192	—	—	192
Switzerland	395	—	—	395
United Kingdom	1,502	—	—	1,502
United States	33	—	—	33

Total Common Stock	8,983	602	—	9,585

Cash Equivalents	1,174	—	—	1,174

Total Investments in Securities	$10,157	$602	$—	$10,759

† Represents securities trading outside the United States, the values of which were adjusted as a result of foreign market closure.

Amounts designated as “—“ are either $0 or have been rounded to $0.

During the period ended April 30, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

During the period ended April 30, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-014-0400

12

Schedule of Investments	April 30, 2017 (Unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Municipal Bonds — 90.1%

Louisiana — 90.1%
Central Community School System, GO
Callable 03/01/24 @ 100
4.000%, 03/01/30	$150	$159
Desoto Parish School Board, RB
Callable 05/01/22 @ 100
3.500%, 05/01/32	270	274
East Ouachita Parish School District, Ser A, GO
Callable 03/01/25 @ 100
4.000%, 03/01/26	100	109
Iberia Parishwide School District, GO
Callable 03/01/24 @ 100
3.750%, 03/01/33	275	282
Lafayette, Consolidated Government, RB, AGM
Callable 11/01/25 @ 100
3.750%, 11/01/31	50	50
Lafayette, Consolidated Government, RB
Callable 11/01/20 @ 100
4.750%, 11/01/35	200	218
Lafayette, Parish Law Enforcement District, Limited Tax, GO
Callable 03/01/22 @ 100
3.250%, 03/01/32	280	281
Louisiana, Local Government Environmental Facilities & Community Development Authority, Bossier City Project, RB
Callable 11/01/25 @ 100
5.000%, 11/01/32	250	287
Louisiana, Local Government Environmental Facilities & Community Development Authority, BRCC Facilities Corp. Project, RB
Callable 12/01/21 @ 100
4.125%, 12/01/32	300	310
Louisiana, Local Government Environmental Facilities & Community Development Authority, Livingston Parish Courthouse Project, RB, AGM
Callable 09/01/21 @ 100
4.625%, 09/01/41	300	314
Louisiana, Local Government Environmental Facilities & Community Development Authority, Nicholls State University Student Project, RB, AGM
Callable 10/01/20 @ 100
5.000%, 10/01/41	325	355
Louisiana, Local Government Environmental Facilities & Community Development Authority, Plaquemines Project, RB, AGM
Callable 09/01/22 @ 100
4.000%, 09/01/37	200	203

Description	Face Amount (000)	Value (000)

Louisiana — (continued)
Louisiana, Local Government Environmental Facilities & Community Development Authority, RB
Callable 10/01/24 @ 100
5.000%, 10/01/34	$250	$283
Louisiana, Local Government Environmental Facilities & Community Development Authority, Southeastern Louisiana University Project, Ser A, RB, AGM
Callable 10/01/20 @ 100
5.000%, 10/01/40	210	223
Louisiana, Local Government Environmental Facilities & Community Development Authority, Youngsville Project, RB, AGM
Callable 07/01/21 @ 100
4.900%, 07/01/41	175	186
Louisiana, State Gasoline & Fuels Tax Revenue, Ser B, RB
Callable 05/01/20 @ 100
5.000%, 05/01/37	165	180
Louisiana, State Transportation Authority, Ser A, RB
Callable 08/15/23 @ 100
4.500%, 08/15/43	250	265
Louisiana, State University & Agricultural & Mechanical College & Refunding, Auxiliary, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/35 (A)	100	112
Parish of Ascension Louisiana, RB, AGM
Callable 04/01/18 @ 100
3.250%, 04/01/35	215	207
Parish of St. John the Baptist Louisiana, GO
Callable 03/01/25 @ 100
3.500%, 03/01/30	110	112
Plaquemines Parish, Ser A, RB
Callable 03/01/20 @ 101
4.550%, 03/01/28	115	123
St. Charles Parish School District No. 1, GO
Callable 03/01/22 @ 100
3.000%, 03/01/30	300	298
St. Martin Parish School Board, GO, AGM
Callable 03/01/21 @ 100
5.000%, 03/01/31	100	110
St. Tammany Parish Hospital Service District No. 2, GO
Callable 03/01/22 @ 100
3.125%, 03/01/32	260	261
St. Tammany Parish Recreation District No. 14, GO
Callable 04/01/24 @ 100
3.750%, 04/01/34	275	285

13

Schedule of Investments	April 30, 2017 (Unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)/Shares	Value (000)

Louisiana — (continued)
Terrebonne Parish, Hospital Service District No. 1 Project, General Medical Center Project, RB
Callable 04/01/20 @ 100
5.000%, 04/01/28	$150	$161
Terrebonne Parish, Sales & Use Tax Project, Ser ST, RB, AGM
Callable 04/01/21 @ 100
5.250%, 04/01/36	100	110
Town of Livingston Louisiana, RB
Pre-Refunded @ 100
5.300%, 08/01/21 (A)	250	290
West Ouachita Parish School District, RB
Callable 09/01/25 @ 100
3.750%, 09/01/34	290	298
Zachary Community School District No. 1, GO
Callable 03/01/22 @ 100
3.500%, 03/01/32	200	204

Total Louisiana		6,550

Total Municipal Bonds (Cost $6,266 (000))		6,550

Cash Equivalent (B) — 9.0%
Federated Government Obligations Fund, Cl I, 0.670%	657,353	657

Total Cash Equivalent (Cost $657 (000))		657

Total Investments — 99.2% (Cost $6,923 (000)) †		$7,207

Percentages are based on net assets of $7,267 (000).

(A) Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(B) The rate reported is the 7-day effective yield as of April 30, 2017.

AGM — Assured Guaranty Municipal

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

† At April 30, 2017, the tax basis cost of the Fund’s investments was $6,923 (000), and the unrealized appreciation and depreciation were $306 (000) and $(22) (000), respectively.

The following is a list of the level of inputs used as of April 30, 2017, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$6,550	$—	$6,550
Cash Equivalent	657	—	—	657

Total Investments in Securities	$657	$6,550	$—	$7,207

Amounts designated as “—“ are either $0 or have been rounded to $0.

During the period ended April 30, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-009-1300

14

Schedule of Investments	April 30, 2017 (Unaudited)

HANCOCK HORIZON MICROCAP FUND

Description	Shares	Value (000)

Common Stock — 97.4%
Agriculture — 1.5%
American Vanguard	9,350	$157

Total Agriculture		157

Automotive — 1.7%
Stoneridge *	9,072	178

Total Automotive		178

Banks — 5.6%
First Bank	12,380	161
NMI Holdings, Cl A *	12,800	148
OFG Bancorp	12,211	143
Security National Financial, Cl A *	21,366	151

Total Banks		603

Beauty Products — 1.4%
Natural Health Trends	5,273	151

Total Beauty Products		151

Broadcasting, Newspapers and Advertising — 3.0%
Salem Media Group, Cl A	21,136	162
Townsquare Media, Cl A *	13,378	161

Total Broadcasting, Newspapers and Advertising		323

Building & Construction — 1.7%
Taylor Morrison Home, Cl A *	7,775	180

Total Building & Construction		180

Casinos & Gaming — 1.5%
Monarch Casino & Resort *	5,556	164

Total Casinos & Gaming		164

Chemicals — 3.1%
Ciner Resources (A)	5,320	151
Core Molding Technologies *	9,175	182

Total Chemicals		333

Commercial Services — 2.9%
Barrett Business Services	2,800	161
CECO Environmental	13,610	154

Total Commercial Services		315

Computers & Services — 4.2%
Bel Fuse, Cl B	6,256	151
Computer Services	3,300	151
RELM Wireless	29,750	150

Total Computers & Services		452

Data Processing & Outsourced Services — 3.1%
RPX *	13,080	168
Willdan Group *	6,030	171

Total Data Processing & Outsourced Services		339

Diversified Support Services — 1.6%
VSE	4,000	171

Total Diversified Support Services		171

Description	Shares	Value (000)
Electrical Utilities — 1.8%
Spark Energy, Cl A	5,465	$196

Total Electrical Utilities		196

Electronic Components & Equipment — 3.0%
Control4 *	9,700	164
Vishay Precision Group *	9,600	165

Total Electronic Components & Equipment		329

Engineering Services — 2.7%
Goldfield *	26,500	144
Sterling Construction *	15,761	150

Total Engineering Services		294

Entertainment — 1.5%
McClatchy, Cl A *	15,010	162

Total Entertainment		162

Financial Services — 5.6%
Consumer Portfolio Services *	31,420	153
Enova International *	10,900	154
Manning & Napier, Cl A	25,625	149
Regional Management *	7,600	151

Total Financial Services		607

Gas & Natural Gas — 1.4%
Blueknight Energy Partners (A)	20,836	146

Total Gas & Natural Gas		146

Home Furnishings — 1.9%
Hooker Furniture	4,760	207

Total Home Furnishings		207

Information Technology — 1.4%
NCI, Cl A *	10,150	151

Total Information Technology		151

Insurance — 12.6%
Blue Capital Reinsurance Holdings	7,560	143
Citizens, Cl A *	22,100	156
Donegal Group, Cl A	8,900	148
EMC Insurance Group	5,301	152
Hallmark Financial Services *	13,046	137
Heritage Insurance Holdings	10,979	133
Kingstone	10,975	164
Kinsale Capital Group	4,720	171
State National	10,600	156

Total Insurance		1,360

Insurance Brokers — 1.4%
Health Insurance Innovations, Cl A *	9,220	154

Total Insurance Brokers		154

Machinery — 4.8%
Chicago Rivet & Machine	3,650	151
Columbus McKinnon	6,138	160
Eastern	7,550	210

Total Machinery		521

15

Schedule of Investments	April 30, 2017 (Unaudited)

HANCOCK HORIZON MICROCAP FUND

Description	Shares	Value (000)
Materials — 1.4%
Monarch Cement	3,193	$156

Total Materials		156

Medical Products & Services — 5.8%
Exactech *	5,820	173
FONAR *	7,897	151
Kewaunee Scientific	6,615	154
Span-America Medical Systems	7,000	152

Total Medical Products & Services		630

Petroleum & Fuel Products — 2.9%
Natural Gas Services Group *	5,681	156
Sanchez Production Partners (A)	11,476	159

Total Petroleum & Fuel Products		315

Petroleum Refining — 1.6%
REX American Resources *	1,775	168

Total Petroleum Refining		168

Real Estate Investment Trust — 7.1%
Dynex Capital	21,166	146
MedEquities Realty Trust	13,139	155
Mortgage Investment Trust	8,300	158
One Liberty Properties	6,630	161
Whitestone, Cl B	11,560	145

Total Real Estate Investment Trust		765

Retail — 4.6%
Big 5 Sporting Goods	9,880	152
Titan Machinery *	10,477	166
West Marine	15,830	173

Total Retail		491

Semi-Conductors & Instruments — 1.6%
AXT *	25,300	171

Total Semi-Conductors & Instruments		171

Telecommunication Services — 3.0%
Autobytel *	11,400	149
Meet Group *	28,375	170

Total Telecommunication Services		319

Total Common Stock (Cost $9,380 (000))		10,508

Cash Equivalent (B) — 2.6%
Federated Government Obligations Fund, Cl I, 0.670%	282,282	282

Total Cash Equivalent (Cost $282 (000))		282

Total Investments — 100.0% (Cost $9,662 (000)) †		$10,790

Percentages are based on net assets of $10,790 (000).

*	Non-income producing security.
(A)	Security considered Master Limited Partnership. At April 30, 2017, these securities amounted to $456 (000) or 4.2% of net assets.
(B)	The rate reported is the 7-day effective yield as of April 30, 2017.

Cl — Class

† At April 30, 2017, the tax basis cost of the Fund’s investments was $9,662 (000), and the unrealized appreciation and depreciation were $1,228 (000) and $(100) (000), respectively.

As of April 30, 2017, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-015-0400

16

Schedule of Investments	April 30, 2017 (Unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Municipal Bonds — 95.9%

Mississippi — 95.9%
Clinton Public School District, GO
Callable 10/01/21 @ 100
2.750%, 10/01/28	$200	$202
County of Lauderdale Mississippi, GO
Callable 11/01/25 @ 100
3.250%, 11/01/31	250	252
Callable 11/01/25 @ 100
3.000%, 11/01/30	100	99
Jackson, State University Educational Building Project, Ser A-1, RB
Callable 03/01/20 @ 100
5.000%, 03/01/34	645	699
Mississippi, Development Bank, Columbus Infrastructure Building Project, RB, AGM
Callable 12/01/20 @ 100
4.500%, 12/01/30	100	108
Mississippi, Development Bank, Department of Corrections Project, Ser D, RB
5.000%, 08/01/19	200	216
Mississippi, Development Bank, Flowood Refunding Project, RB
Callable 11/01/21 @ 100
4.125%, 11/01/31	950	993
Mississippi, Development Bank, Harrison County Coliseum Project, Ser A, RB 5.250%, 01/01/24	200	236
5.250%, 01/01/34	1,200	1,500
Mississippi, Development Bank, Hinds Community College District Project, RB, AGC
Pre-Refunded @ 100
5.375%, 10/01/19 (A)	50	55
Mississippi, Development Bank, Hinds Community College Project, RB, AGM
Callable 04/01/21 @ 100
5.125%, 04/01/41	400	430
Mississippi, Development Bank, Jackson Public School District Project, RB
Callable 04/01/23 @ 100
5.000%, 04/01/28	575	650
Mississippi, Development Bank, Jackson Water & Sewer Project, RB, AGM
Callable 09/01/22 @ 100
3.500%, 09/01/34	700	701
Mississippi, Development Bank, Jones County Junior College Project, RB, AGC
Pre-Refunded @ 100
5.000%, 03/01/19 (A)	75	80
Mississippi, Development Bank, Jones County Junior College Project, RB, BAM
Callable 05/01/26 @ 100
3.500%, 05/01/35	200	189

Description	Face Amount (000)	Value (000)

Mississippi — (continued)
Mississippi, Development Bank, Jones County Rest Home Project, RB, AGM
Callable 04/01/21 @ 100
5.500%, 04/01/30	$385	$432
Callable 04/01/21 @ 100
5.250%, 04/01/27	305	342
Callable 04/01/21 @ 100
5.125%, 04/01/26	50	56
Mississippi, Development Bank, Magnolia Regional Health Center Project, Ser A, RB
5.500%, 10/01/21	400	452
Mississippi, Development Bank, Marshall Country Industrial Development Authority, RB
Callable 01/01/25 @ 100
3.750%, 01/01/35	200	201
Mississippi, Development Bank, Pearl Capital Improvement Project, RB, AGM
Callable 12/01/21 @ 100
4.000%, 12/01/31	455	473
Mississippi, Development Bank, Pearl River Community College Project, RB, AGM
Callable 09/01/22 @ 100
3.375%, 09/01/36	750	732
Mississippi, Development Bank, Tax Increment Financing Project, TA
Callable 05/01/19 @ 100
4.500%, 05/01/24	120	126
Mississippi, Development Bank, Water & Sewer Project, RB, AGC
Pre-Refunded @ 100
5.250%, 07/01/20 (A)	230	259
Mississippi, Development Bank, Water & Sewer Project, RB, AGM
Callable 03/01/22 @ 100
3.500%, 03/01/32	400	404
Mississippi, State Capital Improvement Project, Ser A, GO
Callable 10/01/21 @ 100
4.000%, 10/01/36	900	933
Callable 10/01/21 @ 100
3.750%, 10/01/31	910	940
Mississippi, State University Educational Building, RB
Callable 08/01/21 @ 100
5.000%, 08/01/41	705	782
Oxford School District, School Improvement Project, GO
Callable 04/01/21 @ 100
4.500%, 04/01/31	500	540
University of Mississippi Educational Building, Medical Center Educational Building, Ser A, RB
Callable 06/01/22 @ 100
4.000%, 06/01/41	250	253

17

Schedule of Investments	April 30, 2017 (Unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)/Shares	Value (000)

Mississippi — (continued)
University of Southern Mississippi, Ser A, RB
Callable 03/01/25 @ 100
3.250%, 03/01/33	$500	$487

Total Mississippi		13,822

Total Municipal Bonds (Cost $13,181 (000))		13,822

Cash Equivalent (B) — 3.3%
Federated Government Obligations Fund, Cl I, 0.670%	477,870	478
Total Cash Equivalent (Cost $478 (000))		478

Total Investments — 99.2% (Cost $13,659 (000)) †		$14,300

Percentages are based on net assets of $14,416 (000).

(A)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.
(B)	The rate reported is the 7-day effective yield as of April 30, 2017.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

† At April 30, 2017, the tax basis cost of the Fund’s investments was $13,659 (000), and the unrealized appreciation and depreciation were $659 (000) and $(18) (000), respectively.

The following is a list of the level of inputs used as of April 30, 2017, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$13,822	$—	$13,822
Cash Equivalent	478	—	—	478

Total Investments in Securities	$478	$13,822	$—	$14,300

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended April 30, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-010-1300

18

Schedule of Investments	April 30, 2017 (Unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)

Common Stock — 66.6%
Aerospace & Defense — 1.3%
Boeing (A)	5,400	$998
Northrop Grumman (A)	4,270	1,050

Total Aerospace & Defense		2,048

Automotive — 2.0%
BorgWarner	20,000	845
Cooper-Standard Holdings *(A)	9,000	1,018
Dorman Products *	7,500	624
Gentex	30,000	619

Total Automotive		3,106

Banks — 5.2%
Citigroup (A)	15,700	928
East West Bancorp *(A)	17,800	966
Fulton Financial	50,000	923
Independent Bank (A)	14,000	886
Morgan Stanley (A)	20,000	867
NBT Bancorp (A)	23,000	878
PNC Financial Services Group (A)	7,700	922
Texas Capital Bancshares *	10,400	791
Zions Bancorporation *	21,700	869

Total Banks		8,030

Beauty Products — 1.1%
Inter Parfums	24,000	911
Medifast	17,100	792

Total Beauty Products		1,703

Broadcasting, Newspapers and Advertising — 0.7%
Scripps Networks Interactive, Cl A	13,800	1,031

Total Broadcasting, Newspapers and Advertising		1,031

Building & Construction — 0.6%
Lennar, Cl A	17,000	859

Total Building & Construction		859

Cable/Media — 0.4%
Cable One	990	675

Total Cable/Media		675

Chemicals — 2.7%
Albemarle	9,000	980
Balchem (A)	13,300	1,079
Cabot	15,900	957
Stepan	14,300	1,213

Total Chemicals		4,229

Commercial Services — 0.6%
ManpowerGroup	8,600	869

Total Commercial Services		869

Computer & Electronics Retail — 0.6%
Best Buy (A)	18,100	938

Total Computer & Electronics Retail		938

Description	Shares	Value (000)
Computer Software — 0.5%
Synopsys *	10,950	$807

Total Computer Software		807

Computers & Services — 3.5%
Corning	31,000	894
F5 Networks *(A)	6,000	775
HP *	48,800	919
NetApp	19,800	789
Seagate Technology	23,600	994
Zebra Technologies, Cl A *	11,800	1,112

Total Computers & Services		5,483

Containers & Packaging — 0.7%
Owens-Illinois *	46,500	1,015

Total Containers & Packaging		1,015

Diversified Support Services — 0.6%
Viad (A)	19,000	859

Total Diversified Support Services		859

Drugs — 0.5%
AmerisourceBergen, Cl A (A)	9,300	763

Total Drugs		763

Electrical Components & Equipment — 1.2%
Belden	13,000	906
Vishay Intertechnology (A)	63,200	1,034

Total Electrical Components & Equipment		1,940

Electrical Utilities — 0.5%
NRG Energy	50,100	847

Total Electrical Utilities		847

Electronic Components & Equipment — 1.8%
Cognex	13,000	1,109
Itron *	15,000	973
MTS Systems	16,000	743

Total Electronic Components & Equipment		2,825

Entertainment — 2.6%
Cinemark Holdings	14,000	605
Electronic Arts *	11,000	1,043
Scientific Games, Cl A *	51,000	1,211
Time Warner	11,300	1,122

Total Entertainment		3,981

Entertainment & Gaming — 0.7%
Take-Two Interactive Software *	18,300	1,150

Total Entertainment & Gaming		1,150

Environmental Services — 0.7%
Waste Management (A)	14,100	1,026

Total Environmental Services		1,026

Financial Services — 2.6%
American Express (A)	13,300	1,054
Ameriprise Financial	6,400	818

19

Schedule of Investments	April 30, 2017 (Unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Discover Financial Services (A)	12,500	$782
Goldman Sachs Group	2,600	582
Stifel Financial *	18,000	880

Total Financial Services		4,116

Food, Beverage & Tobacco — 0.5%
Conagra Brands	18,700	725

Total Food, Beverage & Tobacco		725

Forest Products — 0.6%
Louisiana-Pacific *	38,300	986

Total Forest Products		986

Gas & Natural Gas — 0.6%
UGI (A)	19,000	953

Total Gas & Natural Gas		953

Health Care Services — 0.7%
Quest Diagnostics (A)	9,900	1,045

Total Health Care Services		1,045

Hotels & Lodging — 0.4%
Marcus	18,500	625

Total Hotels & Lodging		625

Household Products — 0.7%
Energizer Holdings *	18,300	1,084

Total Household Products		1,084

Insurance — 4.2%
Allstate (A)	12,700	1,032
American Financial Group (A)	10,400	1,012
Assurant	9,600	924
Metlife *(A)	16,000	829
Progressive (A)	21,400	850
Universal Insurance Holdings	36,800	959
WR Berkley (A)	13,000	884

Total Insurance		6,490

Machinery — 2.5%
ESCO Technologies	17,000	1,000
Illinois Tool Works (A)	7,000	967
Ingersoll-Rand	12,000	1,065
Parker-Hannifin	5,400	868

Total Machinery		3,900

Managed Health Care — 0.7%
UnitedHealth Group (A)	6,350	1,110

Total Managed Health Care		1,110

Manufacturing — 0.6%
Regal Beloit *	11,200	883

Total Manufacturing		883

Medical Products & Services — 5.1%
Amgen (A)	4,700	768
Baxter International (A)	18,900	1,052
Chemed	3,300	665

Description	Shares	Value (000)
Cigna	5,600	$876
Express Scripts Holding *	11,300	693
HCA Holdings *	10,100	850
Hill-Rom Holdings (A)	14,000	1,059
Hologic *(A)	24,800	1,120
Laboratory Corp of America
Holdings *(A)	6,700	939

Total Medical Products & Services		8,022

Metals & Mining — 0.6%
Steel Dynamics	27,400	990

Total Metals & Mining		990

Office Furniture & Fixtures — 0.4%
SYNNEX	5,500	596

Total Office Furniture & Fixtures		596

Paper & Paper Products — 0.7%
Packaging Corp of America	11,100	1,096

Total Paper & Paper Products		1,096

Petroleum & Fuel Products — 1.1%
Baker Hughes (A)	15,100	897
Transocean *	72,300	797

Total Petroleum & Fuel Products		1,694

Petroleum Refining — 0.6%
Valero Energy	14,200	917

Total Petroleum Refining		917

Pharmaceuticals — 1.2%
Merck (A)	15,300	954
Pfizer (A)	24,800	841

Total Pharmaceuticals		1,795

Real Estate Investment Trust — 1.1%
Kilroy Realty (A)	12,400	875
Sabra Health Care	31,300	851

Total Real Estate Investment Trust		1,726

Retail — 4.0%
Big Lots (A)	16,000	808
Biglari Holdings *	1,100	469
Chico’s FAS	64,800	896
Children’s Place (A)	9,600	1,102
Darden Restaurants (A)	9,000	767
Foot Locker	13,900	1,075
Macy’s	21,200	619
Zumiez *	31,400	564

Total Retail		6,300

Semi-Conductors & Instruments — 8.3%
Advanced Energy Industries *	17,800	1,314
Applied Materials	23,000	934
Cirrus Logic *(A)	23,800	1,531
Kla-Tencor (A)	9,500	933
Kulicke & Soffa Industries *(A)	68,500	1,529
Lam Research	7,200	1,043
Methode Electronics	19,700	878

20

Schedule of Investments	April 30, 2017 (Unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Park Electrochemical	21,600	$374
Plexus *(A)	20,000	1,040
Rudolph Technologies *	60,500	1,482
Sanmina *	27,400	1,021
Texas Instruments	11,200	887

Total Semi-Conductors & Instruments		12,966

Telecommunication Services — 0.4%
Blucora *	34,000	627

Total Telecommunication Services		627

Telephones & Telecommunication — 0.6%
AT&T (A)	22,200	880

Total Telephones & Telecommunication		880

Total Common Stock (Cost $88,856 (000))		103,710

Cash Equivalent (B) — 40.0%
Federated Government Obligations Fund, Cl I, 0.670%	62,380,390	62,380

Total Cash Equivalent (Cost $62,380 (000))		62,380

Total Investments — 106.6% (Cost $151,236 (000)) †		$166,090

Percentages are based on net assets of $155,809 (000).
Description	Shares	Value (000)

Common Stock — (6.6)%
Aerospace & Defense — (0.3)%
Astronics *	(4,820)	$(157)
Axon Enterprise *	(6,660)	(164)
TransDigm Group *	(630)	(155)

Total Aerospace & Defense		(476)

Automotive — (0.4)%
America’s Car-Mart*	(4,000)	(149)
AutoZone *	(210)	(146)
CarMax *	(2,650)	(155)
Monro Muffler Brake	(2,800)	(145)

Total Automotive		(595)

Beauty Products — (0.2)%
Edgewell Personal Care *	(2,090)	(149)
USANA Health Sciences *	(2,700)	(154)

Total Beauty Products		(303)

Computer Software — (0.1)%
Manhattan Associates *	(2,980)	(139)

Total Computer Software		(139)

Computers & Services — (0.3)%
Cray *	(7,720)	(138)
Ubiquiti Networks *	(3,030)	(156)
ViaSat *	(2,370)	(152)

Total Computers & Services		(446)

Data Processing & Outsourced Services — (0.1)%
Huron Consulting Group *	(3,500)	(156)

Total Data Processing & Outsourced Services		(156)

Drugs — (0.2)%
Amphastar Pharmaceuticals *	(9,960)	(150)
Bristol-Myers Squibb *	(2,780)	(156)

Total Drugs		(306)

Description	Shares	Value (000)
E-Commerce — (0.1)%
TripAdvisor *	(3,550)	$(160)

Total E-Commerce		(160)

Engineering Services — (0.1)%
KBR *	(10,030)	(141)

Total Engineering Services		(141)

Food, Beverage & Tobacco — (0.4)%
Casey’s General Stores	(1,315)	(147)
Craft Brew Alliance *	(11,720)	(159)
Kroger	(4,910)	(146)
Molson Coors Brewing, Cl B	(1,550)	(149)

Total Food, Beverage & Tobacco		(601)

Household Products — (0.1)%
WD-40	(1,430)	(150)

Total Household Products		(150)

Information Technology — (0.1)%
Gigamon *	(4,310)	(137)

Total Information Technology		(137)

Insurance — (0.1)%
RLI	(2,570)	(147)

Total Insurance		(147)

Machinery — (0.2)%
Flowserve	(3,120)	(159)
Lydall *	(3,020)	(158)

Total Machinery		(317)

Manufacturing — (0.1)%
Hain Celestial Group *	(4,010)	(148)

Total Manufacturing		(148)

Medical Products & Services — (0.7)%
Acadia Healthcare *	(3,450)	(150)
Coherus Biosciences *	(7,570)	(145)
DexCom *	(1,980)	(154)
Natus Medical *	(3,790)	(133)
PharMerica *	(6,420)	(152)
Psychemedics	(7,390)	(141)
Radius Health *	(4,040)	(158)
Surmodics *	(6,260)	(143)

Total Medical Products & Services		(1,176)

Office Furniture & Fixtures — (0.1)%
Herman Miller	(4,761)	(157)

Total Office Furniture & Fixtures		(157)

Petroleum & Fuel Products — (0.7)%
Apache	(2,810)	(137)
Carrizo Oil & Gas *	(5,250)	(132)
Equities	(2,350)	(137)
Gulfport Energy *	(9,310)	(148)
Matador Resources *	(6,570)	(142)
Range Resources	(5,290)	(140)
Rice Energy *	(6,490)	(138)
Schlumberger	(1,880)	(136)

Total Petroleum & Fuel Products		(1,110)

Petroleum Refining — (0.1)%
Phillips 66	(1,920)	(153)

Total Petroleum Refining		(153)

Printing & Publishing — (0.1)%
Ennis	(9,560)	(168)

Total Printing & Publishing		(168)

Retail — (1.5)%
Advance Auto Parts	(1,040)	(148)
Chuy’s Holdings *	(5,190)	(155)
Citi Trends	(8,350)	(157)

21

Schedule of Investments	April 30, 2017 (Unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Retail — (continued)
Dick’s Sporting Goods	(2,960)	$(150)
Dillard’s, Cl A	(2,820)	(156)
Dollar General	(2,140)	(155)
Dollar Tree *	(1,925)	(159)
Genesco *	(2,900)	(154)
Nautilus *	(8,640)	(157)
Papa John’s International	(1,870)	(148)
Shoe Carnival	(6,140)	(156)
Sonic	(6,050)	(162)
Texas Roadhouse, Cl A	(3,320)	(156)
Tractor Supply	(2,310)	(143)
Yum! Brands	(2,310)	(152)

Total Retail		(2,308)

Telecommunication Services — (0.4)%
Autobytel *	(12,470)	(164)
Cimpress *	(1,700)	(140)
GrubHub *	(4,220)	(181)
SPS Commerce *	(2,500)	(138)

Total Telecommunication Services		(623)

Transportation Services — (0.2)%
Genesee & Wyoming, Cl A *	(2,270)	(154)
Kansas City Southern	(1,665)	(150)

Total Transportation Services		(304)

Total Common Stock (Proceeds $(10,333))		(10,221)

Total Securities sold short—(6.6)% (Proceeds $(10,333)) @		$(10,221)

Percentages are based on Net Assets of $155,809 (000).

*	Non-income producing security.
(A)	All or a portion of this security has been held in a segregated account as collateral for securities sold short.
(B)	The rate reported is the 7-day effective yield as of April 30, 2017.

Cl — Class

† At April 30, 2017, the tax basis cost of the Fund’s investments, excluding securities sold short, was $151,236 (000), and the unrealized appreciation and depreciation were $16,696 (000) and $(1,842) (000), respectively.

@ At April 30, 2017, the tax basis proceeds of the Fund’s securities sold short was $(10,333) (000), and the unrealized appreciation and depreciation were $400 (000) and $(288) (000), respectively.

As of April 30, 2017 all of the Fund’s investments and securities sold short were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-005-1800

22

Schedule of Investments	April 30, 2017 (Unaudited)

HANCOCK HORIZON U.S. SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 98.9%
Aerospace & Defense — 1.5%
Huntington Ingalls Industries	2,110	$424

Total Aerospace & Defense		424

Automotive — 4.4%
Cooper Tire & Rubber	11,310	433
Gentex	21,480	444
Superior Industries International	17,670	384

Total Automotive		1,261

Banks — 4.9%
Federal Agricultural Mortgage, Cl C	8,200	468
Popular	10,620	445
WSFS Financial	10,190	481

Total Banks		1,394

Broadcasting, Newspapers and Advertising — 1.5%
Gray Television *	29,090	426

Total Broadcasting, Newspapers and Advertising		426

Building & Construction — 10.8%
Beazer Homes USA *	37,910	470
CalAtlantic Group	11,100	402
Gibraltar Industries *	11,350	445
Granite Construction	8,720	460
Owens Corning	7,700	469
Patrick Industries *	5,700	405
Universal Forest Products	4,780	455

Total Building & Construction		3,106

Chemicals — 1.5%
Trinseo	6,460	429

Total Chemicals		429

Computers & Services — 3.2%
InterDigital	5,500	494
Lumentum Holdings *	9,930	425

Total Computers & Services		919

Consumer Services — 1.5%
Planet Fitness, Cl A	21,390	445

Total Consumer Services		445

Containers & Packaging — 1.6%
Berry Global Group *	9,060	453

Total Containers & Packaging		453

Educational Services — 1.5%
K12 *	22,270	420

Total Educational Services		420

Electrical Utilities — 1.6%
Avista	11,590	468

Total Electrical Utilities		468

Description	Shares	Value (000)
Entertainment — 1.3%
International Game Technology	16,700	$371

Total Entertainment		371

Financial Services — 6.5%
Enova International *	33,810	480
Invesco Mortgage Capital	30,640	500
Piper Jaffray	6,660	417
World Acceptance *	8,760	463

Total Financial Services		1,860

Food, Beverage & Tobacco — 2.0%
Sanderson Farms	4,900	567

Total Food, Beverage & Tobacco		567

Insurance — 12.7%
Amerisafe	7,210	415
Everest Re Group	1,970	496
First American Financial	12,260	532
James River Group Holdings	11,040	481
Maiden Holdings	30,390	375
Reinsurance Group of America, Cl A	3,600	450
RenaissanceRe Holdings	3,130	445
Universal Insurance Holdings	17,480	456

Total Insurance		3,650

Machinery — 3.3%
Global Brass & Copper Holdings	13,530	482
Kadant	7,740	481

Total Machinery		963

Manufacturing — 1.9%
John B Sanfilippo & Son	7,430	546

Total Manufacturing		546

Medical Products & Services — 3.0%
Masimo *	4,500	462
United Therapeutics *	3,090	389

Total Medical Products & Services		851

Metals & Mining — 1.8%
Coeur Mining *	56,690	514

Total Metals & Mining		514

Petroleum & Fuel Products — 7.1%
Callon Petroleum *	37,500	444
Parsley Energy, Cl A *	14,660	436
Patterson-UTI Energy	16,670	361
QEP Resources *	33,000	390
RPC	23,140	420

Total Petroleum & Fuel Products		2,051

Petroleum Refining — 1.9%
REX American Resources *	5,690	539

Total Petroleum Refining		539

23

Schedule of Investments	April 30, 2017 (Unaudited)

HANCOCK HORIZON U.S. SMALL CAP FUND

Description	Shares	Value (000)
Printing & Publishing — 1.6%
Deluxe	6,240	$449

Total Printing & Publishing		449

Real Estate Investment Trust — 6.7%
PS Business Parks	3,960	481
RE, Cl A	8,120	480
Sabra Health Care	17,100	465
Summit Hotel Properties	30,090	498

Total Real Estate Investment Trust		1,924

Retail — 5.1%
Children’s Place	4,640	533
Pier 1 Imports	66,670	449
UniFirst	3,490	486

Total Retail		1,468

Semi-Conductors & Instruments — 7.2%
Cirrus Logic *	8,630	555
Nanometrics *	17,190	543
Rudolph Technologies *	21,550	528
Xperi Corp	13,020	437

Total Semi-Conductors & Instruments		2,063

Telephones & Telecommunication — 1.3%
IDT, Cl B	23,930	363

Total Telephones & Telecommunication		363

Transportation Services — 1.5%
Greenbrier	9,810	426

Total Transportation Services		426

Total Common Stock (Cost $26,165 (000))		28,350

Cash Equivalent (A) — 1.2%
Federated Government Obligations Fund, Cl I, 0.670%	328,567	329

Total Cash Equivalent (Cost $329 (000))		329

Total Investments — 100.1% (Cost $26,494 (000)) †		$28,679

Percentages are based on net assets of $28,657 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2017.

Cl — Class

† At April 30, 2017, the tax basis cost of the Fund’s investments was $26,494 (000), and the unrealized appreciation and depreciation were $2,805 (000) and $(620) (000), respectively.

As of April 30, 2017, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended April 30, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended April 30, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended April 30, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-012-0700

24

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 29, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: June 29, 2017